FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2023	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	5,791,333	—	—	5,791,333
Restricted cash	267,271	—	—	267,271
Trading securities	76,053	—	—	76,053
Loans at fair value	—	—	677,835	677,835
Other financial investments	276,084	127,000	35,000	438,084
Total Assets	6,410,741	127,000	712,835	7,250,576
Liabilities
Payable to investors at fair value (i)	—	—	447,279	447,279
Total Liabilities	—	—	447,279	447,279

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,841,284	—	—	3,841,284
Restricted cash	260,273	—	—	260,273
Trading securities	77,426	—	—	77,426
Loans at fair value	—	—	421,922	421,922
Other financial investments	291,190	27,000	35,000	353,190
Total Assets	4,470,173	27,000	456,922	4,954,095
Liabilities
Payable to investors at fair value (i)	—	—	368,022	368,022
Total Liabilities	—	—	368,022	368,022

(i): Among the payable to investors at fair value, RMB1,517 and nil are recorded as amount due to related parties as of December 31, 2023 and 2024, respectively.

Summary of significant unobservable inputs

		December 31, 2023	December 31, 2024
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	14.0%-20.0%	20.0%-24.0%
	Net cumulative expected loss rates (i)	0.5%-8.3%	1.1%-9.4%
	Cumulative prepayment rates (i)	7.5%-18.2%	8.2%-18.1%
Payable to investors at fair value	Discount rates	7.5%-8.3%	6.5%-7.0%
(i)	Expressed as a percentage of the loan volume.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

	Year ended December 31, 2023	Year ended December 31, 2024
Loans At Fair Value	RMB	RMB
Balance at beginning of year	54,049	677,835
Origination of loans	1,494,096	1,246,178
Collection of principals	(772,398)	(1,526,676)
Change in fair value	(97,912)	24,585
Balance at end of year	677,835	421,922

	Year ended December 31, 2023	Year ended December 31, 2024
Payable to investors At Fair Value	RMB	RMB
Balance at beginning of year	—	445,762
Contribution from investors of the consolidated ABFE	450,000	212,500
Interest and penalties received	58,481	114,026
Deductible expenses associated with the consolidated ABFE operation	(5,815)	(5,579)
Principal and interest payments to investors of the consolidated ABFE	(7,770)	(322,881)
Changes in fair value	(52,220)	(77,323)
Amount due to related parties (i)	3,086	1,517
Balance at end of year	445,762	368,022

(i): Among the investors of the ABFE, RMB1,517 and nil are recorded as amount due to related parties as of December 31, 2023 and 2024, respectively.